Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Restricted Stock Units Activity
A summary of the activity and related information for the company's RSU's and PRSU's is follows:

	RSU's		PRSU's
(In thousands, except per share amounts)	Units	Weighted average grant date price	Units	Weighted average grant date price
Unvested units at January 1, 2013	1,351	$10.80	—	n/a
Units granted	198	7.47	266	9.13
Units vested	(621)	11.40	—	—
Units forfeited	(131)	8.86	(20)	9.06
Unvested units at December 31, 2013	797	$9.83	246	$9.13

Summary of Stock Options Activity
A summary of the activity and related information for the company's stock options follows:

	2013
(In thousands, except per share amounts)	Shares	Weighted average exercise price
Under option at January 1, 2013	1,827	$10.68
Options granted	—	—
Options exercised	—	—
Options forfeited or expired	(387)	21.85
Under option at December 31, 2013	1,440	$7.68
Options exercisable at December 31, 2013	720	$7.68